Portfolio of investments—August 31, 2022 (unaudited)

		Shares	Value
Investment companies: 99.32%
Affiliated master portfolios: 76.40%
Allspring C&B Large Cap Value Portfolio			$ 6,584,766
Allspring Core Bond Portfolio			12,925,142
Allspring Disciplined International Developed Markets Portfolio			16,154,700
Allspring Diversified Large Cap Growth Portfolio			20,643,234
Allspring Emerging Growth Porfolio			2,101,766
Allspring Factor Enhanced Emerging Markets Equity Portfolio			2,529,551
Allspring Factor Enhanced International Equity Portfolio			6,023,037
Allspring Large Company Value Portfolio			22,096,046
Allspring Managed Fixed Income Portfolio			41,605,198
Allspring Real Return Portfolio			6,612,817
Allspring Small Company Growth Portfolio			2,115,720
Allspring Small Company Value Portfolio			5,150,086
			144,542,063
Exchange-traded funds: 6.67%
iShares Core MSCI EAFE ETF		126,935	7,399,041
iShares Core U.S. Aggregate Bond ETF		51,838	5,220,605
			12,619,646
Stock funds: 16.25%
Allspring Disciplined U.S. Core Fund Class R6 ♠		1,280,976	25,709,191
Allspring Emerging Markets Equity Fund Class R6 ♠		105,264	2,529,503
Allspring Emerging Markets Equity Income Fund Class R6 ♠		243,911	2,509,842
			30,748,536
Total Investment companies (Cost $176,726,803)			187,910,245
Total investments in securities (Cost $176,726,803)	99.32%		187,910,245
Other assets and liabilities, net	0.68		1,281,401
Total net assets	100.00%		$189,191,646

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Allspring Growth Balanced Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$27,300,335	$388,331	$(721,099)	$3,175	$(1,261,551)	$25,709,191
Allspring Emerging Markets Equity Fund Class R6	2,608,804	84,916	0	0	(164,217)	2,529,503
Allspring Emerging Markets Equity Income Fund Class R6	2,716,244	79,802	(3,873)	(527)	(281,804)	2,509,842
				$2,648	$(1,707,572)	$30,748,536

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	1,280,976	$0
Allspring Emerging Markets Equity Fund Class R6	105,264	0
Allspring Emerging Markets Equity Income Fund Class R6	243,911	39,030
		$39,030
See accompanying notes to portfolio of investments

2  |  Allspring Growth Balanced Fund

Portfolio of investments—August 31, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	2.15%	2.27%	$231,080	$(724,983)	$0	$34,704	$624	$6,584,766
Allspring Core Bond Portfolio	0.28	0.28	(272,113)	(97,110)	89,457	0	2,430	12,925,142
Allspring Disciplined International Developed Markets Portfolio	11.21	11.34	(464,997)	(1,423,580)	0	81,526	1,612	16,154,700
Allspring Diversified Large Cap Growth Portfolio	11.13	11.18	(123,452)	(420,832)	0	53,851	1,790	20,643,234
Allspring Emerging Growth Porfolio	0.54	0.57	(74,935)	158,096	0	1,415	682	2,101,766
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.00	2.23	(87,512)	(182,396)	0	41,824	364	2,529,551
Allspring Factor Enhanced International Equity Portfolio	1.23	1.32	(88,972)	(621,874)	0	32,476	848	6,023,037
Allspring Large Company Value Portfolio	10.96	11.22	(1,238,638)	(268,660)	0	150,363	2,048	22,096,046
Allspring Managed Fixed Income Portfolio	10.40	10.56	(180,884)	(1,022,935)	364,985	0	2,019	41,605,198
Allspring Real Return Portfolio	2.98	3.08	(6,448)	(298,288)	148,489	6,412	216	6,612,817
Allspring Small Company Growth Portfolio	0.27	0.29	(18,571)	40,012	0	2,182	238	2,115,720
Allspring Small Company Value Portfolio	0.94	0.90	51,275	(353,322)	0	24,777	1,618	5,150,086
			$(2,274,167)	$(5,215,872)	$602,931	$429,530	$14,489	$144,542,063
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	75	9-16-2022	$5,240,006	$5,513,250	$273,244	$0
E-Mini Energy Select Sector Futures	30	9-16-2022	2,337,799	2,514,900	177,101	0
MSCI Emerging Markets Index	78	9-16-2022	3,937,178	3,829,410	0	(107,768)
Australian Dollar Futures	58	9-19-2022	4,170,364	3,971,550	0	(198,814)
Japanese Yen Futures	61	9-19-2022	5,637,087	5,503,725	0	(133,362)
10-Year U.S. Treasury Notes	166	12-20-2022	19,540,457	19,406,438	0	(134,019)
Short
E-Mini S&P 500 Index Futures	(44)	9-16-2022	(8,891,968)	(8,704,300)	187,668	0
Euro Stoxx 50 Index	(76)	9-16-2022	(2,664,813)	(2,688,443)	0	(23,630)
British Pound Futures	(52)	9-19-2022	(4,090,674)	(3,775,850)	314,824	0
Euro FX Futures	(44)	9-19-2022	(5,618,088)	(5,530,800)	87,288	0
U.S. Ultra Treasury Bonds	(45)	12-20-2022	(6,740,055)	(6,727,500)	12,555	0
					$1,052,680	$(597,593)
See accompanying notes to portfolio of investments

Allspring Growth Balanced Fund  |  3

Notes to portfolio of investments—August 31, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Allspring Growth Balanced Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$43,368,182	$0	$0	$43,368,182
Investments measured at net asset value*				144,542,063
	43,368,182	0	0	187,910,245
Futures contracts	1,052,680	0	0	1,052,680
Total assets	$44,420,862	$0	$0	$188,962,925
Liabilities
Futures contracts	$597,593	$0	$0	$597,593
Total liabilities	$597,593	$0	$0	$597,593

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $144,542,063 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $1,379,883 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

Allspring Growth Balanced Fund  |  5